Annual Total Returns- Europe 1.25x Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Europe 1.25x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.65%)	24.91%	21.77%	(14.02%)	(7.17%)	(7.18%)	27.17%	(19.36%)	28.86%	(0.30%)